Business Combination - Summary of Net proceeds from Business Combination and PIPE financing (Parenthetical) (Detail) - Rigetti Computing, Inc [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Business combination transaction costs		$ 20,650
Adjustment to additional paid in capital business combination transaction costs	$ 19,750
Business combination transaction costs expensed	900
Payment of transaction costs through cash	16,700
Adjustment to additional paid in combination business combination proceed net of transaction costs	153,800
Proceeds from business combination net of transaction costs paid	225,604
Adjustment to additional paid in capital earnout liabilities	26,600
Public Warrants [Member]
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Adjustment to additional paid in capital adjustment for warrant liabilities	16,300
Private Placement Warrants [Member]
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Adjustment to additional paid in capital adjustment for warrant liabilities	$ 9,200